Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Tax Losses Not Recognised (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income taxes [Abstract]
Unused tax losses for which no deferred tax asset has been recognised	$ 177,275	$ 166,882	$ 130,587
Potential tax benefit at 28%	$ 49,637	$ 46,727	$ 36,564